Income Taxes (Schedule Of Earnings Before Income Taxes Generated From U.S. And International Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Income Taxes [Abstract]
U.S.	$ 502,027	$ 553,090	$ 559,868
International	517,044	655,713	497,525
Earnings before income taxes	$ 1,019,071	$ 1,208,803	$ 1,057,393